Note 10 - Stock-Based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 15, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 14,410.36
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	607	104		63
Share-Based Payment Arrangement, Expense	$ 823,000	$ 1,088,000
Exercise Price Range 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	503
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 300
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 100,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 months 26 days
Non-Employee Stock Option [Member]
Share-Based Payment Arrangement, Expense	$ 171,000	$ 281,000
Panbela Therapeutics, Inc. 2016 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	561
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 14,420
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 10 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	0
Panbela Therapeutics, Inc. 2011 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	5
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 76,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 2 months 12 days
Panbela Therapeutics, Inc. 2011 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	0 years
Panbela Therapeutics, Inc. 2011 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	2 years
CPP's 2010 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	41
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 6,743.41
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 8 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			42
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price			$ 6,743.41